Law Offices of DT Chisolm, P.C.
11524-C Providence Road, Suite 236
Charlotte, NC 28277

August 6, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented on July 15, 2014, for the Global X MSCI Colombia ETF (the “Fund”).  The purpose of the filing is to submit the 497(e) filing dated July 15, 2014 (Accession No. 0001432353-14-000185) in XBRL for the Fund.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm
Law Offices of DT Chisolm, PC